Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ 22,828	$ 12,103
Currency impact on long term funding	(19,977)	(18,931)
Tax on currency impact on long term funding	1,097	1,184
Actuarial loss on defined benefit pension plan (note 9)	(1,988)	(3,371)	(4,060)
Unrealised capital gain(loss) - investments (note 3)		239
Total	$ 1,960	$ (8,776)